Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets
Right-of-use assets at beginning of year	€ 14,009	€ 19,001
Right-of-use assets at end of year	21,677	14,009
Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	13,982	18,963
Right-of-use assets at end of year	21,646	13,982
Company cars
Right-of-use assets
Right-of-use assets at beginning of year	27	38
Right-of-use assets at end of year	31	27
Cost
Right-of-use assets
Right-of-use assets at beginning of year	34,624	34,393
Additions	13,324	231
Right-of-use assets at end of year	47,948	34,624
Cost | Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	34,546	34,317
Additions	13,307	229
Right-of-use assets at end of year	47,853	34,546
Cost | Company cars
Right-of-use assets
Right-of-use assets at beginning of year	78	76
Additions	17	3
Right-of-use assets at end of year	95	78
Accumulated depreciation and impairment
Right-of-use assets
Right-of-use assets at beginning of year	(20,616)	(15,392)
Depreciation Charge of the year	(5,657)	(5,224)
Right-of-use assets at end of year	(26,273)	(20,616)
Accumulated depreciation and impairment | Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	(20,564)	(15,354)
Depreciation Charge of the year	(5,643)	(5,210)
Right-of-use assets at end of year	(26,207)	(20,564)
Accumulated depreciation and impairment | Company cars
Right-of-use assets
Right-of-use assets at beginning of year	(52)	(38)
Depreciation Charge of the year	(14)	(14)
Right-of-use assets at end of year	€ (66)	€ (52)